Revenue (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R 26,459	R 19,255	R 18,766
Hedging gain	453	1,197	728
Total revenue	26,912	20,452	19,494
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	25,693	19,162	18,536
Silver
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	589	74	230
Uranium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R 177	R 19	R 0